Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001132105
Registrant Name	SPORTSMAN'S WAREHOUSE HOLDINGS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A